NOTES PAYABLE	6 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Effective August 5, 2021, the Eighth Judicial District Court of Clark County, Nevada granted a motion to bar any asserted and unasserted claims against the assets of the Company prior to the date of judgment. In connection with the court’s ruling on August 5, 2021, relieving the Company of its obligations on past debts, the principal and accrued interest related to all notes due by the Company prior to August 5, 2021 have been recorded as a gain on extinguishment of debt on the income statement.